Business Segment Information	12 Months Ended
Jul. 02, 2011
Business Segment Information [Abstract]
Business Segment Information
19. BUSINESS SEGMENT INFORMATION
     The company has aggregated its operating companies into a number of segments, of which only Broadline and SYGMA are reportable segments as defined in the accounting literature related to disclosures about segments of an enterprise. The Broadline reportable segment is an aggregation of the company's United States, Canadian and European Broadline segments. Broadline operating companies distribute a full line of food products and a wide variety of non-food products to its customers. SYGMA operating companies distribute a full line of food products and a wide variety of non-food products to certain chain restaurant customer locations. "Other" financial information is attributable to the company's other operating segments, including the company's specialty produce and lodging industry segments and a company that distributes to international customers.
     Beginning in the first quarter of fiscal 2012, operating segment results no longer include certain centrally incurred costs for corporate overhead and shared services due to a change in how management evaluates the performance of each of the operating segments. Previously, these centrally incurred costs were charged to the segments based upon the relative level of service used by each operating segment. Management now evaluates the performance of each of our operating segments based on its respective operating income results, which excludes the allocation of certain centrally incurred costs. This results in higher operating income at an operating segment level and higher corporate expenses. Segment reporting for the comparable prior year period has been revised to conform to the new basis of determining segment operating income without the allocation of certain centrally incurred costs. Corporate expenses generally include all expenses of the corporate office and Sysco's shared service center. These also include all share-based compensation costs and expenses related to the company's Business Transformation Project.
     Beginning in the third quarter of fiscal 2011, the company's custom-cut meat operations were reorganized to function as part of the United States Broadline segment. As a result, the custom-cut meat operations are included in the Broadline reportable segment in the segment reporting presented below. Previously, these operations were an independent segment and were presented with the
"Other" financial information relating to non-reportable segments. Segment reporting for the comparable prior year periods has been revised to conform to the new classification of the custom-cut meat operations as part of the Broadline reportable segment.
     The following table sets forth the financial information for Sysco's business segments:

	Fiscal Year
		2010
	2011	(53 Weeks)	2009
		(In thousands)
Sales:
Broadline	$31,924,473	$30,381,283	$29,972,991
SYGMA	5,341,094	4,891,279	4,839,036
Other	2,238,796	2,129,862	2,160,043
Intersegment sales	(180,874)	(158,929)	(118,740)

Total	$39,323,489	$37,243,495	$36,853,330

Operating income:
Broadline	$2,327,847	$2,352,493	$2,225,065
SYGMA	62,190	49,057	32,435
Other	100,222	87,667	68,729

Total segments	2,490,259	2,489,217	2,326,229
Corporate expenses	(558,757)	(513,349)	(454,018)

Total operating income	1,931,502	1,975,868	1,872,211

Interest expense	118,267	125,477	116,322
Other expense (income), net	(14,219)	802	(14,945)

Earnings before income taxes	$1,827,454	$1,849,589	$1,770,834

Depreciation and amortization:
Broadline	$291,756	$283,167	$273,844
SYGMA	24,975	23,822	26,753
Other	25,131	26,861	29,311

Total segments	341,862	333,850	329,908
Corporate	60,726	56,126	52,431

Total	$402,588	$389,976	$382,339

Capital expenditures:
Broadline	$353,296	$407,340	$346,520
SYGMA	38,612	25,436	5,053
Other	20,228	11,743	36,887

Total segments	412,136	444,519	388,460
Corporate	224,306	150,085	76,101

Total	$636,442	$594,604	$464,561

Assets:
Broadline	$7,220,046	$6,402,181	$5,814,432
SYGMA	456,204	392,883	366,539
Other	814,174	754,409	738,330

Total segments	8,490,424	7,549,473	6,919,301
Corporate	2,895,131	2,764,228	3,228,885

Total	$11,385,555	$10,313,701	$10,148,186

     The sales mix for the principal product categories for each fiscal year is as follows:

		2010
	2011	(53 Weeks)	2009
		(In thousands)
Canned and dry products	$7,308,893	$7,152,628	$7,091,420
Fresh and frozen meats	7,163,505	6,405,820	6,394,447
Frozen fruits, vegetables, bakery and other	5,337,625	5,220,307	5,122,415
Dairy products	4,145,350	3,709,410	3,750,684
Poultry	3,912,510	3,862,486	3,709,553
Fresh produce	3,345,929	3,179,947	3,017,018
Paper and disposables	3,055,862	2,906,426	2,911,029
Seafood	1,929,417	1,739,949	1,740,292
Beverage products	1,478,456	1,408,376	1,322,300
Janitorial products	902,636	907,189	940,097
Equipment and smallwares	581,628	599,267	661,309
Medical supplies	161,678	151,690	192,766

Total	$39,323,489	$37,243,495	$36,853,330

     Information concerning geographic areas is as follows:

	Fiscal Year
		2010
	2011	(53 Weeks)	2009
		(In thousands)
Sales:(1)
United States	$34,992,273	$33,268,481	$33,378,485
Canada	3,864,420	3,550,605	3,134,989
Other	466,796	424,409	339,856

Total	$39,323,489	$37,243,495	$36,853,330

Long-lived assets:(2)
United States	$3,161,724	$2,884,728	$2,725,200
Canada	321,185	291,514	223,320
Other	29,480	27,581	30,680

Total	$3,512,389	$3,203,823	$2,979,200

(1)	Represents sales to external customers from businesses operating in these countries.

(2)	Long-lived assets represents net property, plant and equipment reported in the country in which they are held.